Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income/(loss)	$ 2,203	$ (6,969)	$ (7,549)	$ (21,228)	$ (27,045)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation, amortization and other	200	235	314	583	675
Stock-based compensation	5,427	6,529	8,755	10,209	9,546
Loss on subleased office space					139
Deferred rent	(115)	(70)	(105)	(185)	(36)
Accretion to interest income	79	(6)	4	(68)	111
(Increase)/decrease in operating assets and liabilities:
Accounts receivable	(912)	(842)	(1,941)	(1,354)	468
Other assets	(510)	88	313	(45)	579
Fund management and administration payable	3,152	760	659	(3,911)	2,600
Compensation and benefits payable	(651)	(406)	1,051	575	(1,531)
Accounts payable and other liabilities	556	12	627	397	(1,121)
Net cash provided by/(used in) operating activities	9,429	(669)	2,128	(15,027)	(15,615)
Cash flows from investing activities:
Purchase of fixed assets	(84)	(87)	(93)	(295)	(703)
Purchase of investments	(5,833)	(6,114)	(6,935)	(7,290)	(16,809)
Proceeds from the redemption of investments	5,116	7,183	7,656	15,825	31,260
Net cash (used in)/provided by investing activities	(801)	982	628	8,240	13,748
Cash flows from financing activities:
Net proceeds from sale of common stock				4,988
Proceeds from exercise of stock options and warrants			1		4
Shares repurchased	(2,130)
Proceeds from exercise of stock options	321	1
Net cash (used in)/provided by financing activities	(1,809)	1	1	4,988	4
Net increase/(decrease) in cash and cash equivalents	6,819	314	2,757	(1,799)	(1,863)
Cash and cash equivalents-beginning of period	14,233	11,476	11,476	13,275	15,138
Cash and cash equivalents-end of period	21,052	11,790	14,233	11,476	13,275
Supplemental disclosure of cash flow information:
Cash paid for income taxes	12	11	11	3	5
Non-cash investing and financing activities:
Cash less exercise of stock options and warrants	$ 391	$ 60	$ 517	$ 81	$ 1